Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments and loan receivable
Cash deposits	$ 529.7	$ 523.7
Term deposits	9.6	10.5
Cash and cash equivalents	$ 539.3	$ 534.2	$ 132.1